Other Investments - non-current - Summary of Other Investments Non current (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of financial assets [line items]
Equity shares	$ 80.5	₨ 6,091.9	₨ 7,412.9
Investments—measured at fair value through profit or loss	55.5	4,188.6	7,523.4
Investments—measured at amortized cost			38.8
Total (a+b+c)	136.0	10,280.5	14,975.1
Quoted equity shares [Member]
Disclosure of financial assets [line items]
Equity shares	21.0	1,586.8	3,033.9
Investments—measured at fair value through profit or loss	20.9	1,577.9	4,231.4
Unquoted equity shares [Member]
Disclosure of financial assets [line items]
Equity shares	59.5	4,505.1	4,379.0
Investments—measured at fair value through profit or loss	21.2	1,603.9	1,242.8
Mutual funds [Member]
Disclosure of financial assets [line items]
Investments—measured at fair value through profit or loss			288.4
Non Cumulative Redeemable Preference shares [Member]
Disclosure of financial assets [line items]
Investments—measured at fair value through profit or loss	0.1	4.0	54.0
Cumulative redeemable preference shares [Member]
Disclosure of financial assets [line items]
Investments—measured at fair value through profit or loss	0.2	15.0	25.0
Convertible Debentures [Member]
Disclosure of financial assets [line items]
Investments—measured at fair value through profit or loss	11.6	877.1	1,490.8
Unquoted Others [Member]
Disclosure of financial assets [line items]
Investments—measured at fair value through profit or loss	$ 1.5	₨ 110.7	191.0
Non-convertible debentures [Member]
Disclosure of financial assets [line items]
Investments—measured at amortized cost			₨ 38.8